Document and Entity Information	Jan. 28, 2019
Prospectus:
Document Type	497
Document Period End Date	Jan. 28, 2019
Registrant Name	SUNAMERICA SENIOR FLOATING RATE FUND INC
Central Index Key	0001059040
Amendment Flag	false
Document Creation Date	Jan. 28, 2019
Document Effective Date	Jan. 28, 2019
Prospectus Date	Apr. 30, 2018
AIG Senior Floating Rate Fund | Class A
Prospectus:
Trading Symbol	SASFX
AIG Senior Floating Rate Fund | Class C
Prospectus:
Trading Symbol	NFRCX
AIG Senior Floating Rate Fund | Class W
Prospectus:
Trading Symbol	NFRWX